Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (192,449)
Ending balance	(198,922)	$ (31,428)	¥ (192,449)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(103,347)	(16,328)	(113,805)
Provision made to consolidated statement of profit or loss	(29,031)	(4,587)	(16,628)
Utilization	31,806	5,025	27,107
Translation differences			(21)
Ending balance	¥ (100,572)	$ (15,890)	¥ (103,347)